LOSS PER ORDINARY SHARE - Excluded from the computation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive securities excluded from computation of earnings per share
Total	77,951,817	94,513,992	100,817,536
Share options/restricted shares
Antidilutive securities excluded from computation of earnings per share
Total	31,425,768	47,986,392	54,289,936
Convertible bonds payable
Antidilutive securities excluded from computation of earnings per share
Total	46,526,049	46,527,600	46,527,600